SEI INSTITUTIONAL INVESTMENTS TRUST

World Equity Ex-US Fund
(the "Fund")

Supplement Dated April 14, 2023
to the Prospectus dated September 30, 2022, as amended
on December 16, 2022, February 3, 2023, and March 24, 2023

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

JOHCM (USA) Inc. no longer serves as a sub-adviser to the Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to JOHCM (USA) Inc. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "World Equity Ex-US Fund," the text relating to JOHCM (USA) Inc. is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1444 (04/23)

SEI INSTITUTIONAL INVESTMENTS TRUST

World Equity Ex-US Fund
(the "Fund")

Supplement Dated April 14, 2023
to the Statement of Additional Information (the "SAI"), dated September 30, 2022, as amended on December 16, 2022, January 4, 2023, and February 3, 2023

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Fund

JOHCM (USA) Inc. no longer serves as a sub-adviser to the Fund. Accordingly, the SAI is updated as follows:

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "JOHCM (USA) Inc." all references to the "World Equity Ex-US Fund" are hereby deleted.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "JOHCM," all references to the "World Equity Ex-US Fund" are hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1445 (04/23)